UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21735

Investment Company Act File Number

Eaton Vance Tax-Managed Buy-Write Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Buy-Write Opportunities Fund

March 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.3%

Security	Shares	Value
Aerospace & Defense — 2.2%
Boeing Co. (The)	26,140	$3,280,308
Honeywell International, Inc.	77,664	7,204,113
Northrop Grumman Corp.	43,452	5,361,108
Rockwell Collins, Inc.	49,396	3,935,379
Textron, Inc.	15,478	608,131

		$20,389,039

Airlines — 0.2%
Southwest Airlines Co.	60,023	$1,417,143

		$1,417,143

Auto Components — 0.6%
Dana Holding Corp.	77,289	$1,798,515
Goodyear Tire & Rubber Co. (The)	19,777	516,773
Johnson Controls, Inc.	71,926	3,403,538

		$5,718,826

Automobiles — 0.3%
Ford Motor Co.	41,101	$641,175
General Motors Co.	20,000	688,400
Tesla Motors, Inc.(1)	9,266	1,931,498

		$3,261,073

Banks — 3.9%
Bank of America Corp.	165,000	$2,838,000
BankUnited, Inc.	21,449	745,782
Citigroup, Inc.	15,000	714,000
Fifth Third Bancorp	100,126	2,297,892
First Republic Bank	21,771	1,175,416
Huntington Bancshares, Inc.	179,679	1,791,400
JPMorgan Chase & Co.	132,867	8,066,355
KeyCorp	38,413	547,001
Regions Financial Corp.	643,924	7,153,996
SunTrust Banks, Inc.	49,905	1,985,720
U.S. Bancorp	29,359	1,258,327
Wells Fargo & Co.	163,476	8,131,296

		$36,705,185

Beverages — 1.5%
Coca-Cola Co. (The)	204,063	$7,889,076
Coca-Cola Enterprises, Inc.	21,105	1,007,975
PepsiCo, Inc.	60,609	5,060,851

		$13,957,902

Biotechnology — 5.9%
Amgen, Inc.	64,403	$7,943,466
Biogen Idec, Inc.(1)	40,574	12,410,369
BioMarin Pharmaceutical, Inc.(1)	23,822	1,624,899
Celgene Corp.(1)	95,610	13,347,156
Gilead Sciences, Inc.(1)	279,867	19,831,376

		$55,157,266

Security	Shares	Value
Building Products — 0.1%
Allegion PLC	10,516	$548,620

		$548,620

Capital Markets — 1.7%
Franklin Resources, Inc.	50,559	$2,739,287
Goldman Sachs Group, Inc. (The)	19,203	3,146,412
Invesco, Ltd.	78,614	2,908,718
Morgan Stanley	53,096	1,655,002
State Street Corp.	43,478	3,023,895
T. Rowe Price Group, Inc.	23,664	1,948,730

		$15,422,044

Chemicals — 1.7%
Air Products and Chemicals, Inc.	26,339	$3,135,395
Celanese Corp., Series A	10,077	559,374
E.I. du Pont de Nemours & Co.	63,024	4,228,910
PPG Industries, Inc.	41,446	8,018,143

		$15,941,822

Commercial Services & Supplies — 0.2%
Waste Management, Inc.	53,872	$2,266,395

		$2,266,395

Communications Equipment — 4.7%
Brocade Communications Systems, Inc.(1)	321,783	$3,414,117
Cisco Systems, Inc.	752,183	16,856,421
Harris Corp.	6,224	455,348
QUALCOMM, Inc.	282,750	22,297,665
Riverbed Technology, Inc.(1)	26,232	517,033

		$43,540,584

Consumer Finance — 1.3%
American Express Co.	52,940	$4,766,188
Capital One Financial Corp.	10,757	830,010
Discover Financial Services	116,006	6,750,389

		$12,346,587

Containers & Packaging — 0.4%
Avery Dennison Corp.	31,661	$1,604,263
MeadWestvaco Corp.	56,858	2,140,135

		$3,744,398

Distributors — 0.2%
Genuine Parts Co.	19,047	$1,654,232

		$1,654,232

Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc., Class B(1)	19,434	$2,428,667
CME Group, Inc.	12,294	909,879
McGraw Hill Financial, Inc.	57,011	4,349,939
Moody’s Corp.	45,252	3,589,389

		$11,277,874

Diversified Telecommunication Services — 1.6%
AT&T, Inc.	166,227	$5,829,581
Frontier Communications Corp.	154,158	878,701
Verizon Communications, Inc.	145,422	6,917,724
Windstream Holdings, Inc.	131,062	1,079,951

		$14,705,957

Security	Shares	Value
Electric Utilities — 0.5%
American Electric Power Co., Inc.	16,075	$814,360
Edison International	62,309	3,527,312

		$4,341,672

Electrical Equipment — 0.6%
Emerson Electric Co.	78,984	$5,276,131

		$5,276,131

Electronic Equipment, Instruments & Components — 0.1%
Knowles Corp.(1)	20,169	$636,735

		$636,735

Energy Equipment & Services — 1.3%
Halliburton Co.	104,167	$6,134,395
Schlumberger, Ltd.	62,574	6,100,965

		$12,235,360

Food & Staples Retailing — 0.9%
CVS Caremark Corp.	88,422	$6,619,271
Kroger Co. (The)	37,587	1,640,673
Wal-Mart Stores, Inc.	4,824	368,698

		$8,628,642

Food Products — 1.6%
ConAgra Foods, Inc.	48,260	$1,497,508
Hershey Co. (The)	17,810	1,859,364
Hormel Foods Corp.	10,580	521,276
Kraft Foods Group, Inc.	49,708	2,788,619
Mondelez International, Inc., Class A	250,000	8,637,500

		$15,304,267

Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	91,000	$3,504,410
Baxter International, Inc.	46,730	3,438,393
Covidien PLC	25,801	1,900,502
Edwards Lifesciences Corp.(1)	11,063	820,543
Intuitive Surgical, Inc.(1)	12,611	5,523,492
Stryker Corp.	33,820	2,755,315

		$17,942,655

Health Care Providers & Services — 1.7%
Cigna Corp.	36,534	$3,058,992
DaVita HealthCare Partners, Inc.(1)	14,550	1,001,767
Express Scripts Holding Co.(1)	30,000	2,252,700
LifePoint Hospitals, Inc.(1)	36,055	1,966,800
McKesson Corp.	7,813	1,379,541
UnitedHealth Group, Inc.	70,143	5,751,025

		$15,410,825

Hotels, Restaurants & Leisure — 2.4%
International Game Technology	56,626	$796,162
Marriott International, Inc., Class A	92,128	5,161,010
Marriott Vacations Worldwide Corp.(1)	10,303	576,041
McDonald’s Corp.	71,902	7,048,553
Starwood Hotels & Resorts Worldwide, Inc.	39,775	3,166,090
Yum! Brands, Inc.	72,349	5,454,391

		$22,202,247

Household Durables — 0.5%
Whirlpool Corp.	29,270	$4,374,694

		$4,374,694

Security	Shares	Value
Household Products — 0.9%
Clorox Co. (The)	39,829	$3,505,350
Colgate-Palmolive Co.	31,592	2,049,373
Procter & Gamble Co.	34,773	2,802,704

		$8,357,427

Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	103,235	$1,474,196

		$1,474,196

Industrial Conglomerates — 1.3%
3M Co.	28,082	$3,809,604
General Electric Co.	326,711	8,458,548

		$12,268,152

Insurance — 1.5%
ACE, Ltd.	35,393	$3,506,031
Aflac, Inc.	17,703	1,115,997
Aon PLC	4,957	417,776
Genworth Financial, Inc., Class A(1)	74,552	1,321,807
Marsh & McLennan Cos., Inc.	24,157	1,190,940
Travelers Companies, Inc. (The)	43,848	3,731,465
Unum Group	70,698	2,496,346

		$13,780,362

Internet & Catalog Retail — 2.8%
Amazon.com, Inc.(1)	69,040	$23,233,341
Netflix, Inc.(1)	5,000	1,760,150
Shutterfly, Inc.(1)	27,478	1,172,761

		$26,166,252

Internet Software & Services — 8.0%
eBay, Inc.(1)	206,613	$11,413,302
Facebook, Inc., Class A(1)	197,469	11,895,533
Google, Inc., Class A(1)	40,934	45,621,352
LinkedIn Corp., Class A(1)	4,433	819,839
VeriSign, Inc.(1)	94,613	5,100,587

		$74,850,613

IT Services — 2.8%
Alliance Data Systems Corp.(1)	7,945	$2,164,615
Cognizant Technology Solutions Corp., Class A(1)	179,375	9,078,169
Fidelity National Information Services, Inc.	79,262	4,236,554
International Business Machines Corp.	23,032	4,433,430
MasterCard, Inc., Class A	38,080	2,844,576
Visa, Inc., Class A	15,924	3,437,354

		$26,194,698

Life Sciences Tools & Services — 0.3%
Bruker Corp.(1)	57,399	$1,308,123
PerkinElmer, Inc.	23,065	1,039,309

		$2,347,432

Machinery — 1.5%
Caterpillar, Inc.	27,518	$2,734,464
Dover Corp.	40,339	3,297,713
Ingersoll-Rand PLC	31,550	1,805,922
Parker Hannifin Corp.	16,981	2,032,795
Stanley Black & Decker, Inc.	51,390	4,174,924

		$14,045,818

Marine — 0.2%
Kirby Corp.(1)	17,666	$1,788,682

		$1,788,682

Security	Shares	Value
Media — 4.8%
CBS Corp., Class B	90,566	$5,596,979
Comcast Corp., Class A	427,426	21,379,848
Lions Gate Entertainment Corp.	23,797	636,094
Omnicom Group, Inc.	7,983	579,566
Sirius XM Holdings, Inc.(1)	340,529	1,089,693
Time Warner, Inc.	17,000	1,110,610
Twenty-First Century Fox, Inc., Class A	80,000	2,557,600
Walt Disney Co. (The)	145,670	11,663,797

		$44,614,187

Metals & Mining — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	15,665	$518,041
Newmont Mining Corp.	20,961	491,326
Nucor Corp.	23,005	1,162,673

		$2,172,040

Multi-Utilities — 0.9%
CMS Energy Corp.	217,119	$6,357,244
Public Service Enterprise Group, Inc.	63,761	2,431,845

		$8,789,089

Multiline Retail — 1.3%
Macy’s, Inc.	106,841	$6,334,603
Nordstrom, Inc.	28,152	1,758,092
Target Corp.	66,617	4,030,995

		$12,123,690

Oil, Gas & Consumable Fuels — 4.9%
Chevron Corp.	66,225	$7,874,815
ConocoPhillips	104,007	7,316,892
EOG Resources, Inc.	16,450	3,226,997
Exxon Mobil Corp.	144,645	14,128,924
Hess Corp.	28,844	2,390,591
Occidental Petroleum Corp.	34,959	3,331,243
Phillips 66	57,101	4,400,203
Spectra Energy Corp.	16,118	595,399
Williams Cos., Inc.	48,359	1,962,408
WPX Energy, Inc.(1)	41,343	745,414

		$45,972,886

Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	77,774	$5,201,525

		$5,201,525

Pharmaceuticals — 3.7%
AbbVie, Inc.	6,412	$329,577
Bristol-Myers Squibb Co.	128,845	6,693,498
Eli Lilly & Co.	12,046	709,028
Johnson & Johnson	51,777	5,086,055
Mallinckrodt PLC(1)	3,225	204,497
Merck & Co., Inc.	158,250	8,983,852
Pfizer, Inc.	391,195	12,565,183

		$34,571,690

Professional Services — 0.5%
Equifax, Inc.	17,082	$1,162,089
Nielsen Holdings NV	16,843	751,703
Robert Half International, Inc.	75,839	3,181,446

		$5,095,238

Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp.	17,730	$1,451,555

Security	Shares	Value
Apartment Investment & Management Co., Class A	35,696	$1,078,733
Host Hotels & Resorts, Inc.	28,981	586,576
Simon Property Group, Inc.	38,580	6,327,120

		$9,443,984

Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc., Class A(1)	24,669	$676,671

		$676,671

Road & Rail — 0.8%
CSX Corp.	34,587	$1,001,985
Kansas City Southern	4,645	474,069
Norfolk Southern Corp.	10,785	1,047,978
Ryder System, Inc.	12,392	990,369
Union Pacific Corp.	18,878	3,542,646

		$7,057,047

Semiconductors & Semiconductor Equipment — 4.6%
Analog Devices, Inc.	56,522	$3,003,579
ASML Holding NV - NY Shares	26,394	2,464,144
Cypress Semiconductor Corp.(1)	245,589	2,522,199
Intel Corp.	758,775	19,583,983
Microchip Technology, Inc.	30,000	1,432,800
NXP Semiconductors NV(1)	29,000	1,705,490
ON Semiconductor Corp.(1)	149,333	1,403,730
Tessera Technologies, Inc.	50,120	1,184,336
Texas Instruments, Inc.	199,048	9,385,113

		$42,685,374

Software — 6.8%
Compuware Corp.	97,123	$1,019,791
Microsoft Corp.	1,178,115	48,290,934
Oracle Corp.	300,071	12,275,905
Red Hat, Inc.(1)	28,914	1,531,864
TiVo, Inc.(1)	42,923	567,871

		$63,686,365

Specialty Retail — 1.6%
Advance Auto Parts, Inc.	36,820	$4,657,730
Best Buy Co., Inc.	28,506	752,843
Gap, Inc. (The)	35,268	1,412,836
Home Depot, Inc. (The)	58,008	4,590,173
Tiffany & Co.	39,926	3,439,625

		$14,853,207

Technology Hardware, Storage & Peripherals — 7.4%
Apple, Inc.	126,465	$67,878,824
Hewlett-Packard Co.	10,000	323,600
NetApp, Inc.	20,000	738,000

		$68,940,424

Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B	73,632	$5,438,459

		$5,438,459

Thrifts & Mortgage Finance — 0.2%
Hudson City Bancorp, Inc.	180,579	$1,775,091

		$1,775,091

Tobacco — 1.1%
Altria Group, Inc.	27,194	$1,017,872
Lorillard, Inc.	17,939	970,141
Philip Morris International, Inc.	101,144	8,280,659

		$10,268,672

Security			Shares	Value
Trading Companies & Distributors — 0.4%
Fastenal Co.			79,244	$3,908,314

				$3,908,314

Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc., Class B			14,940	$619,114

				$619,114

Total Common Stocks — 100.3% (identified cost $411,278,247)				$933,574,874

Call Options Written — (0.6)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
NASDAQ 100 Index	290	$3,755	4/4/14	$(9,425)
NASDAQ 100 Index	185	3,685	4/11/14	(167,425)
NASDAQ 100 Index	225	3,725	4/19/14	(163,125)
NASDAQ 100 Index	265	3,650	4/25/14	(882,450)
S&P 500 Index	715	1,890	4/4/14	(178,750)
S&P 500 Index	700	1,865	4/11/14	(1,298,500)
S&P 500 Index	700	1,870	4/19/14	(1,284,500)
S&P 500 Index	700	1,875	4/25/14	(1,351,000)

Total Call Options Written (premiums received $7,682,826)				$(5,335,175)

Other Assets, Less Liabilities — 0.3%				$2,973,306

Net Assets — 100.0%				$931,213,005

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$411,181,009

Gross unrealized appreciation	$522,605,276
Gross unrealized depreciation	(211,411)

Net unrealized appreciation	$522,393,865

Written options activity for the fiscal year to date ended March 31, 2014 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	3,955	$8,060,086
Options written	12,540	26,110,592
Options terminated in closing purchase transactions	(8,780)	(18,217,776)
Options expired	(3,935)	(8,270,076)

Outstanding, end of period	3,780	$7,682,826

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent.

At March 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At March 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $5,335,175.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$933,574,874 *	$—	$—	$933,574,874
Total Investments	$933,574,874	$—	$—	$933,574,874

Liability Description
Call Options Written	$(5,335,175)	$—	$—	$(5,335,175)
Total	$(5,335,175)	$—	$—	$(5,335,175)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At March 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Buy-Write Opportunities Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	May 23, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2014